Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Lease Commitments
Lease commitments for leases of

low-value

assets are as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Payable within one year	2,062	1,767	2,259
Payable in the second to fifth year inclusive	1,295	1,072	1,419

	3,357	2,839	3,678